Average Annual Total Returns		12 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	47 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Gabelli Growth Innovators ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		41.83%					4.76%
Performance Inception Date	Feb. 12, 2021
Gabelli Growth Innovators ETF [Default Label] | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%					12.67%
Gabelli Growth Innovators ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.83%					4.76%
Gabelli Growth Innovators ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.76%					3.69%
Gabelli Growth Innovators ETF [Default Label] | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		29.57%					9.41%
Gabelli Love Our Planet & People ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		9.95%				4.11%
Performance Inception Date	Jan. 29, 2021
Gabelli Love Our Planet & People ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.13%				3.37%
Gabelli Love Our Planet & People ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.89%				2.88%
Gabelli Love Our Planet & People ETF [Default Label] | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%				13.73%
Gabelli Automation ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		10.99%			3.35%
Performance Inception Date	Jan. 05, 2022
Gabelli Automation ETF [Default Label] | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			9.48%
Gabelli Automation ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.66%			3.01%
Gabelli Automation ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.51%			2.42%
Gabelli Commercial Aerospace and Defense ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		22.24%	18.20%
Performance Inception Date	Jan. 03, 2023
Gabelli Commercial Aerospace and Defense ETF [Default Label] | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	26.02%
Gabelli Commercial Aerospace and Defense ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	17.66%
Gabelli Commercial Aerospace and Defense ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.41%	13.96%
Gabelli Financial Services Opportunities ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		44.59%		30.35%
Performance Inception Date	May 10, 2022
Gabelli Financial Services Opportunities ETF [Default Label] | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		17.56%
Gabelli Financial Services Opportunities ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.21%		28.34%
Gabelli Financial Services Opportunities ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.39%		23.14%
Gabelli Financial Services Opportunities ETF [Default Label] | S&P 500 Financials Index
Prospectus [Line Items]
Average Annual Return, Percent		30.56%		17.05%